Right of Use Assets and Operating Lease Liability - Schedule of Weighted-Average Discount Rate for Operating Leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Leases [Abstract]
2025	$ 790,026
2026	695,623
2027	693,249
2028	207,975
Total operating lease payment	2,386,873
Less: Imputed interest	(203,343)
Present value of operating lease liabilities	2,183,529
Operating lease liabilities – current	684,143	$ 708,953
Operating lease liabilities – non-current	$ 1,499,386	$ 2,194,553